EQUITY (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Earnings/(Loss) for the year	R$ (2,591,851)	R$ (318,206)	R$ 1,554,060
Weighted average number of shares	1,326,093,947	1,326,093,947	1,327,028,614
Basic loss per share	R$ (1.95450)	R$ (0.23996)	R$ 1.17108
Diluted loss per share	R$ (1.95450)	R$ (0.23996)	R$ 1.17108